CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2017		27,500,000
Balance, amount at Dec. 31, 2017	$ (646,650)	$ 27,500	$ 1,566,161	$ (2,240,311)
Effect of reverse acquisition on February 13, 2018:				0
Adjustement for reverse acquisition, shares		4,400,000
Adjustement for reverse acquisition, amount	(13,885)	$ 4,400	(18,285)	0
Amortization of stock option and warrant expense	403,325		403,325	0
Common stock issued for services, shares		13,158
Common stock issued for services, amount	5,000	$ 13	4,987	0
Warrant issued for acquisition of contracts	$ 21,158		21,158	0
Common stock issued for cash, net, shares	8,590,847	8,590,947
Common stock issued for cash, net, amount	$ 3,215,738	$ 8,591	3,207,147
Net loss	(2,393,621)			(2,393,621)
Beneficial conversion feature	0
Balance, shares at Dec. 31, 2018		40,504,005
Balance, amount at Dec. 31, 2018	591,065	$ 40,504	5,184,493	(4,633,932)
Common stock issued for cash, net, shares		101,334
Common stock issued for cash, net, amount	38,000	$ 101	37,899	0
Net loss	(165,072)	0	0	(165,072)
Amortization of stock options	114,321	$ 0	114,321	0
Balance, shares at Mar. 31, 2019		40,605,339
Balance, amount at Mar. 31, 2019	578,314	$ 40,605	5,336,713	(4,799,004)
Balance, shares at Dec. 31, 2018		40,504,005
Balance, amount at Dec. 31, 2018	591,065	$ 40,504	5,184,493	(4,633,932)
Net loss	(863,178)
Beneficial conversion feature	0
Balance, shares at Sep. 30, 2019		41,138,672
Balance, amount at Sep. 30, 2019	386,110	$ 41,139	5,842,081	(5,497,110)
Balance, shares at Dec. 31, 2018		40,504,005
Balance, amount at Dec. 31, 2018	591,065	$ 40,504	5,184,493	(4,633,932)
Amortization of stock option and warrant expense	$ 566,019		566,019	0
Common stock issued for services, shares	2,819,943
Common stock issued for services, amount	$ 1,000,000
Common stock issued for cash, net, shares	745,778	745,778
Common stock issued for cash, net, amount	$ 288,001	$ 746	287,255
Net loss	(980,225)			(980,225)
Beneficial conversion feature	0
Balance, shares at Dec. 31, 2019		41,249,783
Balance, amount at Dec. 31, 2019	464,860	$ 41,250	6,037,767	(5,614,157)
Balance, shares at Mar. 31, 2019		40,605,339
Balance, amount at Mar. 31, 2019	578,314	$ 40,605	5,336,713	(4,799,004)
Common stock issued for cash, net, shares		533,333
Common stock issued for cash, net, amount	200,000	$ 534	199,466	0
Net loss	(341,530)	0	0	(341,530)
Amortization of stock options	156,466	$ 0	156,466	0
Balance, shares at Jun. 30, 2019		41,138,672
Balance, amount at Jun. 30, 2019	593,250	$ 41,139	5,692,645	(5,140,534)
Net loss	(356,576)	0	0	(356,576)
Amortization of stock options	149,436	$ 0	149,436	0
Balance, shares at Sep. 30, 2019		41,138,672
Balance, amount at Sep. 30, 2019	386,110	$ 41,139	5,842,081	(5,497,110)
Balance, shares at Dec. 31, 2019		41,249,783
Balance, amount at Dec. 31, 2019	464,860	$ 41,250	6,037,767	(5,614,157)
Net loss	(119,262)	0	0	(119,262)
Amortization of stock options	145,797	$ 0	145,797	0
Balance, shares at Mar. 31, 2020		41,249,783
Balance, amount at Mar. 31, 2020	491,395	$ 41,250	6,183,564	(5,733,419)
Balance, shares at Dec. 31, 2019		41,249,783
Balance, amount at Dec. 31, 2019	464,860	$ 41,250	6,037,767	(5,614,157)
Net loss	(853,073)
Beneficial conversion feature	555
Balance, shares at Sep. 30, 2020		41,249,783
Balance, amount at Sep. 30, 2020	202,096	$ 41,250	6,628,076	(6,467,230)
Balance, shares at Mar. 31, 2020		41,249,783
Balance, amount at Mar. 31, 2020	491,395	$ 41,250	6,183,564	(5,733,419)
Net loss	(233,867)	0	0	(233,867)
Amortization of stock options	138,645	$ 0	138,645	0
Balance, shares at Jun. 30, 2020		41,249,783
Balance, amount at Jun. 30, 2020	$ 396,173	$ 41,250	6,322,209	(5,967,286)
Common stock issued for services, shares	1,250,000
Net loss	$ (499,944)	0	0	(499,944)
Amortization of stock options	230,867	0	230,867	0
Beneficial conversion feature	75,000	$ 0	75,000	0
Balance, shares at Sep. 30, 2020		41,249,783
Balance, amount at Sep. 30, 2020	$ 202,096	$ 41,250	$ 6,628,076	$ (6,467,230)